Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	9F Inc.
Entity Central Index Key	0001619544
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity File Number	001-39025
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1607, Building No. 5, 5 West Laiguangying Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
ADSs
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	JFU
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	203,510,681
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	142,348,281
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	61,162,400
Business Contact
Document and Entity Information
Entity Address, Address Line One	Room 1607, Building No. 5, 5 West Laiguangying Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Contact Personnel Name	Yanjun Lin
Country Region	86
City Area Code	10
Local Phone Number	8527-6996
Contact Personnel Email Address	linyanjun@9Fbank.com.cn